Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Debt Fund
March 31, 2023
SED-NPRT1-0523
1.924255.112
Nonconvertible Bonds - 36.3%
	Principal Amount (a)	Value ($)
Argentina - 0.6%
YPF SA:
8.5% 3/23/25 (b)	1,773,500	1,643,037
8.75% 4/4/24 (b)	5,787,600	5,548,862
TOTAL ARGENTINA		7,191,899
Azerbaijan - 1.1%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)	9,951,000	10,092,802
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)	3,015,000	3,079,069
TOTAL AZERBAIJAN		13,171,871
Bahrain - 1.4%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)	6,889,000	7,026,780
7.625% 11/7/24 (b)	8,680,000	8,810,200
8.375% 11/7/28 (b)	1,065,000	1,123,575
TOTAL BAHRAIN		16,960,555
Bailiwick of Jersey - 0.3%
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (b)	4,480,000	3,673,600
Bermuda - 0.9%
GeoPark Ltd. 5.5% 1/17/27 (b)	2,460,000	2,029,500
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)	2,970,000	2,732,029
Qtel International Finance Ltd. 2.625% 4/8/31 (b)	2,755,000	2,382,731
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)	3,800,000	2,840,500
TOTAL BERMUDA		9,984,760
Brazil - 0.1%
Natura Cosmeticos SA 4.125% 5/3/28 (b)	2,190,000	1,775,269
British Virgin Islands - 0.3%
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)	3,775,000	3,366,356
Canada - 0.4%
Gcm Mining Corp. 6.875% 8/9/26 (b)	3,895,000	3,182,234
MEGlobal Canada, Inc. 5% 5/18/25 (b)	1,635,000	1,614,869
TOTAL CANADA		4,797,103
Cayman Islands - 3.3%
Baidu, Inc.:
1.72% 4/9/26	2,540,000	2,297,278
2.375% 10/9/30	1,395,000	1,161,798
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)	1,075,000	999,750
3.875% 7/18/29 (Reg. S)	3,900,000	3,674,044
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)	3,430,000	3,367,403
IHS Holding Ltd. 5.625% 11/29/26 (b)	2,420,000	2,024,935
Lamar Funding Ltd. 3.958% 5/7/25 (b)	1,015,000	963,172
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)	2,280,000	2,141,490
Meituan:
2.125% 10/28/25 (b)	4,740,000	4,324,207
3.05% 10/28/30 (b)	1,995,000	1,596,798
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)	4,420,000	4,087,948
QNB Finance Ltd. 2.625% 5/12/25 (Reg. S)	3,305,000	3,135,206
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)	4,445,000	4,062,286
Sable International Finance Ltd. 5.75% 9/7/27 (b)	2,287,000	2,130,912
SPARC EM SPC 0% 12/5/22 (b)	57,671	57,596
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)	3,041,875	2,654,036
TOTAL CAYMAN ISLANDS		38,678,859
Chile - 1.0%
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (b)	2,000,000	1,777,875
3.15% 1/14/30 (b)	1,645,000	1,471,041
3.15% 1/15/51 (b)	1,865,000	1,308,764
3.7% 1/30/50 (b)	3,765,000	2,812,455
5.125% 2/2/33 (b)	1,575,000	1,582,186
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)	933,000	574,262
5.125% 1/15/28 (b)	3,749,000	2,291,108
TOTAL CHILE		11,817,691
Colombia - 0.6%
Ecopetrol SA 8.875% 1/13/33	3,195,000	3,222,956
Oleoducto Central SA 4% 7/14/27 (b)	4,925,000	4,234,884
TOTAL COLOMBIA		7,457,840
Georgia - 0.3%
JSC Georgian Railway 4% 6/17/28 (b)	3,580,000	3,051,950
Guatemala - 0.3%
CT Trust 5.125% 2/3/32 (b)	3,975,000	3,310,380
Hong Kong - 0.2%
Lenovo Group Ltd. 3.421% 11/2/30 (b)	2,915,000	2,442,770
India - 0.4%
JSW Steel Ltd. 3.95% 4/5/27 (b)	2,710,000	2,330,600
Shriram Transport Finance Co. Ltd. 5.1% 7/16/23 (b)	1,900,000	1,881,000
TOTAL INDIA		4,211,600
Indonesia - 0.9%
PT Adaro Indonesia 4.25% 10/31/24 (b)	3,515,000	3,341,008
PT Freeport Indonesia:
4.763% 4/14/27 (b)	1,225,000	1,192,308
5.315% 4/14/32 (b)	2,085,000	1,962,175
6.2% 4/14/52 (b)	1,420,000	1,281,536
PT Indonesia Asahan Aluminium Tbk 5.45% 5/15/30 (b)	2,955,000	2,900,148
TOTAL INDONESIA		10,677,175
Ireland - 0.4%
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	2,060,000	1,843,700
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	3,810,000	3,209,429
TOTAL IRELAND		5,053,129
Israel - 0.9%
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)	3,470,000	3,209,750
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (b)	3,270,000	2,849,975
Leviathan Bond Ltd.:
6.125% 6/30/25 (Reg. S) (b)	3,640,000	3,544,450
6.5% 6/30/27 (Reg. S) (b)	645,000	617,588
TOTAL ISRAEL		10,221,763
Kazakhstan - 0.2%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)	2,010,000	1,502,475
5.75% 4/19/47 (b)	1,010,000	785,275
TOTAL KAZAKHSTAN		2,287,750
Luxembourg - 1.5%
Adecoagro SA 6% 9/21/27 (b)	3,125,000	2,886,875
CSN Resources SA 5.875% 4/8/32 (b)	2,115,000	1,725,047
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)	4,680,000	3,995,550
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38 (b)	1,695,000	1,739,494
6.51% 2/23/42 (b)	1,685,000	1,770,619
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)	3,666,925	2,851,034
Millicom International Cellular SA 4.5% 4/27/31 (b)	2,050,000	1,632,313
VM Holding SA 6.5% 1/18/28 (b)	1,580,000	1,535,859
TOTAL LUXEMBOURG		18,136,791
Malaysia - 0.9%
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)	3,610,000	2,793,914
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25 (b)	945,000	914,169
3.75% 4/6/27 (b)	3,090,000	2,909,042
Petronas Capital Ltd.:
3.404% 4/28/61 (b)	2,720,000	1,986,110
3.5% 4/21/30 (b)	1,730,000	1,626,079
TOTAL MALAYSIA		10,229,314
Mauritius - 0.9%
AXIAN Telecom 7.375% 2/16/27 (b)	2,870,000	2,585,332
CA Magnum Holdings 5.375% (b)(c)	3,545,000	3,128,463
HTA Group Ltd. 7% 12/18/25 (b)	3,305,000	3,137,684
MTN (Mauritius) Investments Ltd. 4.755% 11/11/24 (b)	1,860,000	1,811,524
TOTAL MAURITIUS		10,663,003
Mexico - 5.0%
CEMEX S.A.B. de CV 5.45% 11/19/29 (b)	1,420,000	1,329,475
Comision Federal de Electricid:
3.348% 2/9/31 (b)	735,000	578,721
4.688% 5/15/29 (b)	3,085,000	2,743,336
Petroleos Mexicanos:
6.5% 3/13/27	1,725,000	1,558,710
6.5% 6/2/41	2,587,000	1,734,584
6.625% 6/15/35	15,841,000	11,494,230
6.7% 2/16/32	6,367,000	5,047,758
6.75% 9/21/47	10,407,000	6,725,524
6.875% 10/16/25	2,295,000	2,263,157
6.875% 8/4/26	2,485,000	2,348,077
6.95% 1/28/60	9,575,000	6,141,166
7.69% 1/23/50	16,573,000	11,611,044
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (d)	10,535,000	4,504,874
TOTAL MEXICO		58,080,656
Morocco - 0.3%
OCP SA:
3.75% 6/23/31 (b)	3,150,000	2,590,875
4.5% 10/22/25 (b)	1,360,000	1,318,350
TOTAL MOROCCO		3,909,225
Multi-National - 0.2%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	2,095,000	2,032,543
Netherlands - 2.0%
Braskem Netherlands BV 7.25% 2/13/33 (b)	1,275,000	1,221,450
Embraer Netherlands Finance BV 5.05% 6/15/25	3,625,000	3,500,391
Equate Petrochemical BV 4.25% 11/3/26 (b)	1,930,000	1,871,859
IHS Netherlands Holdco BV 8% 9/18/27 (b)	2,975,000	2,626,925
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)	2,770,000	2,334,244
Nostrum Oil & Gas Finance BV:
5% 6/30/26 (b)	3,543,000	2,604,105
14% 6/30/26 pay-in-kind (b)(e)	4,890,591	1,956,236
Prosus NV:
3.061% 7/13/31 (b)	1,675,000	1,312,048
3.832% 2/8/51 (b)	1,590,000	1,001,700
4.027% 8/3/50 (b)	650,000	422,825
4.193% 1/19/32 (b)	3,505,000	2,958,001
VimpelCom Holdings BV 7.25% 12/26/23 (b)	1,375,000	1,326,875
TOTAL NETHERLANDS		23,136,659
Nigeria - 0.2%
Access Bank PLC 6.125% 9/21/26 (b)	3,295,000	2,614,994
Panama - 0.6%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (b)	2,915,000	2,317,061
5.125% 8/11/61 (b)	1,230,000	947,715
Cable Onda SA 4.5% 1/30/30 (b)	4,955,000	4,058,145
TOTAL PANAMA		7,322,921
Paraguay - 0.3%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)	3,800,000	3,461,800
Peru - 0.3%
Camposol SA 6% 2/3/27 (b)	855,000	465,975
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)	2,100,000	1,801,144
Volcan Compania Minera SAA 4.375% 2/11/26 (b)	1,370,000	1,131,791
TOTAL PERU		3,398,910
Qatar - 1.4%
Qatar Petroleum:
1.375% 9/12/26 (b)	3,255,000	2,937,638
2.25% 7/12/31 (b)	6,745,000	5,711,329
3.3% 7/12/51 (b)	9,800,000	7,263,025
TOTAL QATAR		15,911,992
Saudi Arabia - 2.0%
Saudi Arabian Oil Co.:
1.625% 11/24/25 (b)	3,815,000	3,528,398
3.5% 4/16/29 (b)	16,814,000	15,692,716
4.25% 4/16/39 (b)	2,385,000	2,137,556
4.375% 4/16/49 (b)	2,321,000	1,987,356
TOTAL SAUDI ARABIA		23,346,026
Singapore - 0.7%
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (b)	2,060,000	2,028,688
Medco Bell Pte Ltd. 6.375% 1/30/27 (b)	3,120,000	2,823,600
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (b)	3,730,000	3,280,768
TOTAL SINGAPORE		8,133,056
South Africa - 1.3%
Eskom Holdings SOC Ltd.:
6.35% 8/10/28 (b)	3,515,000	3,318,380
6.75% 8/6/23 (b)	2,812,000	2,779,135
7.125% 2/11/25 (b)	7,815,000	7,640,628
8.45% 8/10/28 (b)	1,310,000	1,270,700
TOTAL SOUTH AFRICA		15,008,843
Spain - 0.3%
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)	5,545,000	3,371,457
United Arab Emirates - 0.5%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (b)	2,460,000	2,103,761
4.875% 4/23/30 (b)	545,000	553,788
MDGH GMTN RSC Ltd.:
2.875% 11/7/29 (b)	1,515,000	1,363,500
3.375% 3/28/32 (Reg. S)	570,000	513,819
5.5% 4/28/33 (b)	1,620,000	1,719,023
TOTAL UNITED ARAB EMIRATES		6,253,891
United Kingdom - 1.6%
Antofagasta PLC:
2.375% 10/14/30 (b)	3,865,000	3,077,023
5.625% 5/13/32 (b)	1,390,000	1,358,725
Biz Finance PLC 9.75% 1/22/25 (b)	1,174,000	821,800
Endeavour Mining PLC 5% 10/14/26 (b)	2,015,000	1,672,450
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	3,665,000	2,455,550
MARB BondCo PLC 3.95% 1/29/31 (b)	1,295,000	980,768
NAK Naftogaz Ukraine:
7.375% 7/19/24 (Reg. S) (d)	3,687,000	1,001,942
7.625% 11/8/26 (b)	1,235,000	246,460
The Bidvest Group UK PLC 3.625% 9/23/26 (b)	1,985,000	1,788,113
Tullow Oil PLC:
7% 3/1/25 (b)	1,060,000	620,100
10.25% 5/15/26 (b)	6,070,000	4,658,725
TOTAL UNITED KINGDOM		18,681,656
United States of America - 2.3%
Azul Investments LLP:
5.875% 10/26/24 (b)	4,565,000	3,623,469
7.25% 6/15/26 (b)	1,600,000	1,054,300
DAE Funding LLC 1.55% 8/1/24 (b)	3,570,000	3,351,338
Kosmos Energy Ltd. 7.125% 4/4/26 (b)	9,060,000	7,767,818
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)	2,270,000	2,092,259
Sasol Financing U.S.A. LLC:
4.375% 9/18/26	3,760,000	3,398,805
5.875% 3/27/24	1,705,000	1,684,540
Stillwater Mining Co.:
4% 11/16/26 (b)	3,120,000	2,784,600
4.5% 11/16/29 (b)	1,390,000	1,139,626
TOTAL UNITED STATES OF AMERICA		26,896,755
Uzbekistan - 0.2%
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)	1,725,000	1,590,558
Uzbekneftegaz JSC 4.75% 11/16/28 (b)	1,145,000	904,049
TOTAL UZBEKISTAN		2,494,607
Venezuela - 0.2%
Petroleos de Venezuela SA:
5.375% 4/12/27 (d)	6,115,000	244,600
5.5% 4/12/37 (d)	3,475,000	130,313
6% 5/16/24 (b)(d)	8,980,000	386,140
6% 11/15/26 (b)(d)	15,840,000	633,600
9.75% 5/17/35 (b)(d)	12,585,000	566,325
12.75% 12/31/49 (b)(d)	3,065,000	145,588
TOTAL VENEZUELA		2,106,566
TOTAL NONCONVERTIBLE BONDS (Cost $511,753,584)		425,323,985

Government Obligations - 59.8%
		Principal Amount (a)	Value ($)
Angola - 1.7%
Angola Republic:
8% 11/26/29 (b)		2,290,000	1,969,400
8.25% 5/9/28 (b)		5,065,000	4,501,519
8.75% 4/14/32 (b)		2,575,000	2,172,656
9.125% 11/26/49 (b)		3,555,000	2,755,125
9.375% 5/8/48 (b)		3,125,000	2,453,125
9.5% 11/12/25 (b)		6,370,000	6,298,338
TOTAL ANGOLA			20,150,163
Argentina - 1.8%
Argentine Republic:
0.5% 7/9/30 (f)		24,444,632	7,027,832
1% 7/9/29		4,963,783	1,367,522
1.5% 7/9/35 (f)		17,033,027	4,386,004
3.875% 1/9/38 (f)		10,211,997	3,154,869
Buenos Aires Province 5.25% 9/1/37 (b)(f)		3,235,000	1,124,163
Provincia de Cordoba 6.875% 12/10/25 (b)		4,870,408	4,127,671
TOTAL ARGENTINA			21,188,061
Armenia - 0.1%
Republic of Armenia 3.6% 2/2/31 (b)		1,795,000	1,375,194
Azerbaijan - 0.2%
Azerbaijan Republic 3.5% 9/1/32 (b)		2,535,000	2,139,382
Bahrain - 0.2%
Bahrain Kingdom 5.625% 5/18/34 (b)		3,055,000	2,665,488
Barbados - 0.3%
Barbados Government 6.5% 10/1/29 (b)		3,170,000	2,930,863
Benin - 0.1%
Republic of Benin 4.875% 1/19/32 (b)	EUR	1,920,000	1,568,577
Bermuda - 0.4%
Bermuda Government:
2.375% 8/20/30 (b)		525,000	445,364
3.375% 8/20/50 (b)		965,000	685,633
3.717% 1/25/27 (b)		620,000	594,541
4.75% 2/15/29 (b)		2,270,000	2,251,982
5% 7/15/32 (b)		1,005,000	1,005,503
TOTAL BERMUDA			4,983,023
Brazil - 1.6%
Brazilian Federative Republic:
3.875% 6/12/30		5,500,000	4,911,500
5.625% 1/7/41		4,146,000	3,667,396
5.625% 2/21/47		2,183,000	1,834,812
7.125% 1/20/37		2,080,000	2,264,340
8.25% 1/20/34		5,204,000	5,993,707
TOTAL BRAZIL			18,671,755
Cameroon - 0.2%
Cameroon Republic 5.95% 7/7/32 (b)	EUR	3,570,000	2,766,547
Chile - 1.2%
Chilean Republic:
2.45% 1/31/31		7,745,000	6,676,674
2.75% 1/31/27		1,710,000	1,608,789
3.1% 1/22/61		3,885,000	2,529,621
3.5% 1/31/34		1,775,000	1,579,528
4% 1/31/52		985,000	797,419
4.34% 3/7/42		1,410,000	1,241,505
TOTAL CHILE			14,433,536
Colombia - 2.8%
Colombian Republic:
3% 1/30/30		10,600,000	8,299,800
3.125% 4/15/31		4,300,000	3,280,900
3.875% 2/15/61		1,490,000	860,289
4.125% 5/15/51		3,120,000	1,928,160
5% 6/15/45		9,250,000	6,476,734
5.2% 5/15/49		5,390,000	3,763,904
6.125% 1/18/41		1,475,000	1,208,855
7.375% 9/18/37		845,000	811,887
7.5% 2/2/34		1,110,000	1,089,465
8% 4/20/33		4,615,000	4,732,683
TOTAL COLOMBIA			32,452,677
Costa Rica - 0.9%
Costa Rican Republic:
5.625% 4/30/43 (b)		3,955,000	3,426,760
6.125% 2/19/31 (b)		2,535,000	2,512,502
6.55% 4/3/34 (b)		2,750,000	2,758,594
7% 4/4/44 (b)		1,965,000	1,916,858
TOTAL COSTA RICA			10,614,714
Dominican Republic - 3.4%
Dominican Republic:
4.5% 1/30/30 (b)		7,180,000	6,236,728
4.875% 9/23/32 (b)		6,360,000	5,393,280
5.3% 1/21/41 (b)		2,450,000	1,906,866
5.875% 1/30/60 (b)		5,220,000	3,961,654
5.95% 1/25/27 (b)		4,186,000	4,112,222
6% 7/19/28 (b)		2,999,000	2,919,901
6.4% 6/5/49 (b)		1,662,000	1,382,888
6.5% 2/15/48 (b)		3,345,000	2,827,152
6.85% 1/27/45 (b)		4,046,000	3,597,906
7.05% 2/3/31 (b)		1,215,000	1,221,834
7.45% 4/30/44 (b)		6,031,000	5,785,237
TOTAL DOMINICAN REPUBLIC			39,345,668
Ecuador - 1.0%
Ecuador Republic:
1.5% 7/31/40 (b)(f)		2,800,000	837,025
2.5% 7/31/35 (b)(f)		14,640,000	4,843,095
5.5% 7/31/30 (b)(f)		13,435,000	6,216,207
TOTAL ECUADOR			11,896,327
Egypt - 2.2%
Arab Republic of Egypt:
5.875% 2/16/31 (b)		2,625,000	1,579,594
7.0529% 1/15/32 (b)		830,000	515,534
7.5% 1/31/27 (b)		6,891,000	5,281,521
7.5% 2/16/61 (b)		4,345,000	2,333,537
7.6003% 3/1/29 (b)		9,841,000	6,838,265
7.903% 2/21/48 (b)		3,265,000	1,798,403
8.5% 1/31/47 (b)		7,939,000	4,598,666
8.7002% 3/1/49 (b)		2,865,000	1,664,923
8.875% 5/29/50 (b)		1,945,000	1,138,190
TOTAL EGYPT			25,748,633
El Salvador - 0.2%
El Salvador Republic:
6.375% 1/18/27 (b)		435,000	238,163
7.1246% 1/20/50 (b)		3,292,000	1,481,400
7.625% 2/1/41 (b)		1,035,000	476,100
7.65% 6/15/35 (b)		1,185,000	551,025
TOTAL EL SALVADOR			2,746,688
Gabon - 0.4%
Gabonese Republic:
6.95% 6/16/25 (b)		2,410,000	2,235,275
7% 11/24/31 (b)		3,620,000	2,769,300
TOTAL GABON			5,004,575
Georgia - 0.2%
Georgia Republic 2.75% 4/22/26 (b)		2,915,000	2,587,609
Ghana - 0.6%
Ghana Republic:
7.75% 4/7/29 (b)(d)		3,695,000	1,266,230
8.125% 1/18/26 (b)(d)		1,603,076	612,475
8.125% 3/26/32 (b)(d)		6,670,000	2,289,894
8.627% 6/16/49 (b)(d)		2,845,000	923,380
10.75% 10/14/30 (b)		2,125,000	1,454,695
TOTAL GHANA			6,546,674
Guatemala - 0.4%
Guatemalan Republic:
4.9% 6/1/30 (b)		485,000	461,144
5.25% 8/10/29 (b)		1,200,000	1,166,100
5.375% 4/24/32 (b)		2,015,000	1,949,261
6.125% 6/1/50 (b)		1,355,000	1,278,188
TOTAL GUATEMALA			4,854,693
Hungary - 0.8%
Hungarian Republic:
2.125% 9/22/31 (b)		2,950,000	2,262,834
3.125% 9/21/51 (b)		2,045,000	1,249,751
5.25% 6/16/29 (b)		1,585,000	1,551,319
5.5% 6/16/34 (b)		1,650,000	1,592,250
6.25% 9/22/32 (b)		1,125,000	1,146,094
6.75% 9/25/52 (b)		1,150,000	1,187,375
TOTAL HUNGARY			8,989,623
Indonesia - 2.8%
Indonesian Republic:
3.85% 10/15/30		2,650,000	2,522,138
5.125% 1/15/45 (b)		3,353,000	3,290,500
5.25% 1/17/42 (b)		3,000,000	2,983,688
5.45% 9/20/52		2,955,000	2,988,244
5.95% 1/8/46 (b)		2,100,000	2,248,706
6.625% 2/17/37 (b)		3,549,000	4,072,868
6.75% 1/15/44 (b)		3,035,000	3,532,315
7.75% 1/17/38 (b)		4,298,000	5,389,423
8.5% 10/12/35 (b)		4,169,000	5,408,756
TOTAL INDONESIA			32,436,638
Iraq - 0.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,701,875	1,585,190
Ivory Coast - 0.8%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	3,125,000	2,762,086
6.125% 6/15/33 (b)		2,050,000	1,773,250
6.375% 3/3/28 (b)		5,580,000	5,340,060
TOTAL IVORY COAST			9,875,396
Jamaica - 0.2%
Jamaican Government 7.875% 7/28/45		1,685,000	1,957,549
Jordan - 0.6%
Jordanian Kingdom:
5.85% 7/7/30 (b)		2,325,000	2,058,788
6.125% 1/29/26 (b)		985,000	961,175
7.375% 10/10/47 (b)		2,005,000	1,689,588
7.75% 1/15/28 (b)		1,725,000	1,747,425
TOTAL JORDAN			6,456,976
Kenya - 0.9%
Republic of Kenya:
6.3% 1/23/34 (b)		3,575,000	2,538,250
6.875% 6/24/24 (b)		4,225,000	3,908,125
7% 5/22/27 (b)		4,840,000	4,089,800
TOTAL KENYA			10,536,175
Lebanon - 0.1%
Lebanese Republic:
5.8% 12/31/49 (d)		5,875,000	365,719
6% 12/31/49 (d)		1,587,000	97,501
6.1% 12/31/49 (d)		685,000	42,641
6.375% 12/31/49 (d)		7,072,000	440,232
TOTAL LEBANON			946,093
Mexico - 2.3%
United Mexican States:
3.25% 4/16/30		4,960,000	4,435,480
3.75% 1/11/28		3,415,000	3,288,645
4.5% 4/22/29		2,040,000	1,996,140
4.75% 4/27/32		970,000	930,473
5.75% 10/12/2110		3,295,000	2,943,465
6.05% 1/11/40		10,222,000	10,380,441
6.35% 2/9/35		2,485,000	2,644,040
TOTAL MEXICO			26,618,684
Mongolia - 0.2%
Mongolia Government 5.125% 4/7/26 (b)		2,480,000	2,182,673
Morocco - 0.2%
Moroccan Kingdom 6.5% 9/8/33 (b)		2,740,000	2,822,200
Nigeria - 1.9%
Republic of Nigeria:
6.125% 9/28/28 (b)		4,880,000	3,794,200
6.5% 11/28/27 (b)		5,087,000	4,133,188
7.143% 2/23/30 (b)		1,955,000	1,485,800
7.625% 11/21/25 (b)		6,193,000	5,604,665
7.625% 11/28/47 (b)		5,315,000	3,401,600
7.696% 2/23/38 (b)		980,000	652,190
7.875% 2/16/32 (b)		1,635,000	1,226,250
8.375% 3/24/29 (b)		2,435,000	2,002,788
TOTAL NIGERIA			22,300,681
Oman - 2.8%
Sultanate of Oman:
4.75% 6/15/26 (b)		1,002,000	975,259
5.375% 3/8/27 (b)		3,921,000	3,866,596
5.625% 1/17/28 (b)		6,505,000	6,483,859
6% 8/1/29 (b)		3,625,000	3,639,273
6.25% 1/25/31 (b)		1,610,000	1,636,968
6.5% 3/8/47 (b)		8,100,000	7,472,250
6.75% 10/28/27 (b)		1,585,000	1,656,325
6.75% 1/17/48 (b)		7,720,000	7,305,050
TOTAL OMAN			33,035,580
Pakistan - 0.4%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		6,130,000	2,207,474
6.875% 12/5/27 (b)		5,905,000	2,067,400
7.875% 3/31/36 (b)		2,025,000	680,653
TOTAL PAKISTAN			4,955,527
Panama - 2.0%
Panamanian Republic:
2.252% 9/29/32		5,065,000	3,877,258
3.16% 1/23/30		3,670,000	3,215,379
3.298% 1/19/33		5,355,000	4,465,735
3.87% 7/23/60		3,880,000	2,533,640
4.3% 4/29/53		1,795,000	1,314,613
4.5% 5/15/47		2,005,000	1,568,035
4.5% 4/16/50		2,680,000	2,034,790
6.4% 2/14/35		2,700,000	2,809,350
6.853% 3/28/54		1,030,000	1,056,394
TOTAL PANAMA			22,875,194
Paraguay - 0.7%
Republic of Paraguay:
2.739% 1/29/33 (b)		1,305,000	1,048,323
4.95% 4/28/31 (b)		3,865,000	3,724,411
5.4% 3/30/50 (b)		3,925,000	3,363,970
5.6% 3/13/48 (b)		445,000	393,213
TOTAL PARAGUAY			8,529,917
Peru - 1.1%
Peruvian Republic:
2.783% 1/23/31		3,585,000	3,058,005
3% 1/15/34		5,225,000	4,249,558
3.3% 3/11/41		7,075,000	5,289,889
TOTAL PERU			12,597,452
Philippines - 0.8%
Philippine Republic:
2.65% 12/10/45		2,130,000	1,459,284
2.95% 5/5/45		865,000	623,976
5% 7/17/33		1,135,000	1,156,406
5.5% 1/17/48		1,005,000	1,026,467
5.609% 4/13/33		1,670,000	1,778,734
5.95% 10/13/47		2,670,000	2,873,881
TOTAL PHILIPPINES			8,918,748
Poland - 0.2%
Polish Government 5.5% 4/4/53		1,945,000	1,962,019
Qatar - 3.4%
State of Qatar:
3.75% 4/16/30 (b)		12,765,000	12,460,236
4% 3/14/29 (b)		5,455,000	5,409,996
4.4% 4/16/50 (b)		9,660,000	8,911,350
4.5% 4/23/28 (b)		2,565,000	2,599,147
4.817% 3/14/49 (b)		8,149,000	7,975,834
5.103% 4/23/48 (b)		2,960,000	3,004,400
TOTAL QATAR			40,360,963
Romania - 1.6%
Romanian Republic:
3% 2/27/27 (b)		2,618,000	2,372,563
3% 2/14/31 (b)		9,651,000	7,925,884
3.375% 1/28/50 (Reg. S)	EUR	3,875,000	2,521,463
3.625% 3/27/32 (b)		2,618,000	2,202,393
4% 2/14/51 (b)		955,000	663,009
7.125% 1/17/33 (b)		1,150,000	1,218,586
7.625% 1/17/53 (b)		1,138,000	1,220,149
TOTAL ROMANIA			18,124,047
Russia - 0.0%
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S) (d)(g)		2,800,000	140,000
5.1% 3/28/35(Reg. S) (d)(g)		3,400,000	170,000
TOTAL RUSSIA			310,000
Rwanda - 0.2%
Rwanda Republic 5.5% 8/9/31 (b)		3,410,000	2,421,739
Saudi Arabia - 1.5%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		4,030,000	3,309,134
3.45% 2/2/61 (b)		2,775,000	1,960,364
3.625% 3/4/28 (b)		1,770,000	1,701,413
3.75% 1/21/55 (b)		3,755,000	2,883,840
4.5% 10/26/46 (b)		3,471,000	3,046,453
4.5% 4/22/60 (b)		2,055,000	1,797,226
4.625% 10/4/47 (b)		3,040,000	2,708,070
TOTAL SAUDI ARABIA			17,406,500
Senegal - 0.3%
Republic of Senegal:
6.25% 5/23/33 (b)		2,700,000	2,146,500
6.75% 3/13/48 (b)		1,385,000	948,725
TOTAL SENEGAL			3,095,225
Serbia - 0.5%
Republic of Serbia:
2.125% 12/1/30 (b)		5,110,000	3,866,993
6.25% 5/26/28 (b)		865,000	872,569
6.5% 9/26/33 (b)		1,435,000	1,424,238
TOTAL SERBIA			6,163,800
South Africa - 1.0%
South African Republic:
4.85% 9/30/29		2,130,000	1,906,350
5% 10/12/46		880,000	607,200
5.65% 9/27/47		6,075,000	4,465,125
5.75% 9/30/49		6,070,000	4,446,275
TOTAL SOUTH AFRICA			11,424,950
Sri Lanka - 0.7%
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (b)(d)		4,350,000	1,524,675
6.825% 7/18/26 (b)(d)		3,085,000	1,118,592
6.85% 11/3/25 (b)(d)		5,000,000	1,810,313
7.55% 3/28/30 (b)(d)		3,405,000	1,191,324
7.85% 3/14/29 (b)(d)		6,363,000	2,219,796
TOTAL SRI LANKA			7,864,700
Turkey - 3.1%
Turkish Republic:
4.25% 3/13/25		3,275,000	3,066,219
4.75% 1/26/26		2,030,000	1,865,063
4.875% 4/16/43		5,290,000	3,498,013
5.125% 2/17/28		3,070,000	2,686,250
5.75% 5/11/47		7,470,000	5,275,688
5.95% 1/15/31		2,685,000	2,272,181
6% 1/14/41		4,622,000	3,466,500
6.125% 10/24/28		2,140,000	1,923,325
6.375% 10/14/25		4,480,000	4,312,000
6.625% 2/17/45		1,450,000	1,150,938
6.75% 5/30/40		2,112,000	1,716,000
9.375% 3/14/29		4,135,000	4,212,531
9.375% 1/19/33		1,255,000	1,276,963
TOTAL TURKEY			36,721,671
Ukraine - 0.7%
Ukraine Government:
0% 8/1/41 (b)(e)		2,230,000	585,096
6.876% 5/21/31 (b)		3,585,000	614,828
7.253% 3/15/35 (b)		3,445,000	588,449
7.375% 9/25/34 (b)		2,130,000	364,230
7.75% 9/1/24 (b)		9,099,000	1,986,425
7.75% 9/1/25 (b)		9,100,000	1,810,331
7.75% 9/1/26 (b)		5,364,000	968,202
7.75% 9/1/27 (b)		1,750,000	312,047
7.75% 9/1/28 (b)		1,895,000	345,008
7.75% 9/1/29 (b)		2,594,000	470,649
9.75% 11/1/30 (b)		425,000	78,838
TOTAL UKRAINE			8,124,103
United Arab Emirates - 1.7%
Emirate of Abu Dhabi:
1.7% 3/2/31 (b)		3,465,000	2,923,594
3.125% 9/30/49 (b)		13,102,000	9,810,123
3.875% 4/16/50 (b)		2,990,000	2,548,975
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		4,165,000	2,996,978
United Arab Emirates 4.05% 7/7/32 (b)		1,415,000	1,410,843
TOTAL UNITED ARAB EMIRATES			19,690,513
United States of America - 3.9%
U.S. Treasury Bonds:
2.875% 5/15/52		40,530,000	34,672,121
3.25% 5/15/42		9,177,000	8,466,141
U.S. Treasury Notes 4% 2/28/30		2,772,000	2,845,198
TOTAL UNITED STATES OF AMERICA			45,983,460
Uruguay - 0.5%
Uruguay Republic 5.1% 6/18/50		6,360,000	6,379,080
Uzbekistan - 0.6%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		1,595,000	1,265,333
3.9% 10/19/31 (b)		3,905,000	3,096,665
4.75% 2/20/24 (b)		1,110,000	1,084,539
5.375% 2/20/29 (b)		1,145,000	1,041,807
TOTAL UZBEKISTAN			6,488,344
Venezuela - 0.4%
Venezuelan Republic:
9.25% 9/15/27 (d)		27,915,000	2,861,288
11.95% 8/5/31 (Reg. S) (d)		17,015,000	1,744,038
12.75% 12/31/49 (d)		3,625,000	371,563
TOTAL VENEZUELA			4,976,889
Vietnam - 0.8%
Vietnamese Socialist Republic 5.5% 3/12/28		9,415,250	9,010,983
Zambia - 0.1%
Republic of Zambia:
8.5% 4/14/24 (b)(d)		585,000	261,897
8.97% 7/30/27 (b)(d)		2,560,000	1,132,800
TOTAL ZAMBIA			1,394,697
TOTAL GOVERNMENT OBLIGATIONS (Cost $854,509,288)			700,194,826

Common Stocks - 0.0%
	Shares	Value ($)
United Kingdom - 0.0%
Nostrum Oil & Gas LP (h) (Cost $582,048)	1,929,309	206,465

Preferred Securities - 1.5%
	Principal Amount (a)	Value ($)
Cayman Islands - 0.8%
Banco Mercantil del Norte SA:
6.75% (b)(c)(e)	2,130,000	2,019,240
7.625% (b)(c)(e)	2,545,000	2,252,325
DP World Salaam 6% (Reg. S) (c)(e)	4,625,000	4,598,984
TOTAL CAYMAN ISLANDS		8,870,549
Ireland - 0.0%
Tinkoff Credit Systems 6% (b)(c)(d)(e)(g)	1,625,000	650,000
Mexico - 0.3%
CEMEX S.A.B. de CV 5.125% (b)(c)(e)	3,625,000	3,230,600
United Arab Emirates - 0.4%
Emirates NBD Bank PJSC 6.125% (Reg. S) (c)(e)	3,255,000	3,165,081
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(c)(e)	1,890,000	1,703,717
TOTAL UNITED ARAB EMIRATES		4,868,798
TOTAL PREFERRED SECURITIES (Cost $20,472,032)		17,619,947

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (i) (Cost $15,459,732)	15,456,641	15,459,732

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $1,402,776,684)	1,158,804,955
NET OTHER ASSETS (LIABILITIES) - 1.1%	12,914,848
NET ASSETS - 100.0%	1,171,719,803

Currency Abbreviations
EUR	-	European Monetary Unit

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $764,431,322 or 65.2% of net assets.

(c)	Security is perpetual in nature with no stated maturity date.
(d)	Non-income producing - Security is in default.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Level 3 security
(h)	Non-income producing
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	14,215,744	105,794,775	104,550,787	190,108	-	-	15,459,732	0.0%
Total	14,215,744	105,794,775	104,550,787	190,108	-	-	15,459,732

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Nonconvertible Bonds, Government Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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